Fair Value Measurements (Details) - USD ($)	Jan. 10, 2025	Nov. 27, 2024
IPO [Member] | Public Warrants Member
Fair Value Measurements [Line Items]
Fair value of public warrants		$ 525,000
Public warrants per share		$ 0.06
Over-Allotment Option [Member] | Founder Shares [Member]
Fair Value Measurements [Line Items]
Forfeiture of Founder Shares (In Shares)	875,000